FAIR VALUE MEASURES (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Money market (included in cash and cash equivalents)	$ 10,245	$ 14,152	$ 34,241
Money market (included in restricted cash)	884	881	3,169
Total Assets	11,129	15,033	37,410
Liabilities:
Warrant liability Series B-1	681	608	114
Warrant liability Series D	2,803	2,770	1,034
Convertible promissory notes		18,889
Total Liabilities	28,380	22,267	1,148
Level 1
Assets:
Money market (included in cash and cash equivalents)	10,245	14,152	34,241
Money market (included in restricted cash)	884	881	3,169
Total Assets	11,129	15,033	37,410
Level 3
Liabilities:
Warrant liability Series B-1	681	608	114
Warrant liability Series D	2,803	2,770	1,034
Convertible promissory notes		18,889
Total Liabilities	$ 28,380	$ 22,267	$ 1,148